Related Party Transactions	12 Months Ended
Feb. 29, 2016
Related Party Transactions [Text Block]
13.	Related Party Transactions

Related party transactions not disclosed elsewhere are as follows:

		2016	2015	2014

i)	Incurred consulting fees with a company related by a director in common	$21,000	$84,000	$84,000
ii)	Incurred professional service fees with a company related by a director in common	$132,000	$528,000	$528,000
iii)	Incurred marketing consulting services with a company related by a director in common	$5,619	$124,225	$80,900
iv)	Incurred bottling services from a company related by a director in common	$218,812	$183,186	$111,519
v)	Incurred consulting fees with a company related by an officer in common	$150,000	$150,000	$150,000
vi)	Incurred services from a company related by a director in common	$1,055	$-	$-
vii)	Purchased supplies from a company related by a director in common	$1,273	$15,026	$-